Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Pay vs Performance Disclosure
Named Executive Officers, Footnote		Michael Stein, Chief Executive Officer.
PEO Total Compensation Amount	[1],[2]	$ 3,473,746		$ 3,200,306		$ 2,401,670		$ 919,383
PEO Actually Paid Compensation Amount	[1]	1,516,996	[3]	6,149,014	[4]	1,995,549	[5]	663,962	[6]
Non-PEO NEO Average Total Compensation Amount	[1],[7]	1,417,295		1,600,183		1,181,035		999,261
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	602,263	[8]	2,716,625	[9]	1,071,018	[10]	734,461	[11]
Total Shareholder Return Amount	[1],[12]	233.06		412.84		148.92		77.25
Peer Group Total Shareholder Return Amount	[1],[13]	137.37		110.63		119.19		117.41
Net Income (Loss)	[1]	$ 12,295,000		$ 20,278,000		$ 86,930,714		$ 27,841,867
Additional 402(v) Disclosure

Pay vs. Performance

The following table presents compensation information for Michael Stein, our Chief Executive Officer, and the average compensation information for the other individuals named in the summary compensation table, as well as certain measures relating to Company performance.

Fiscal Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO ($)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(7)	Average Compensation Actually Paid to Non-PEO NEOs ($)		Value of Initial Fixed $100 Investment Based On Total Shareholder Return(12) ($)	Value of Initial Fixed $100 Investment Based On Peer Group’s Total Shareholder Return(13) ($)	Net Income ($)
Fiscal 2024	$3,473,746	$1,516,996	(3)	$1,417,295	$602,263	(8)	$233.06	$137.37	$12,295,000
Fiscal 2023	$3,200,306	$6,149,014	(4)	$1,600,183	$2,716,625	(9)	$412.84	$110.63	$20,278,000
Fiscal 2022	$2,401,670	$1,995,549	(5)	$1,181,035	$1,071,018	(10)	$148.92	$119.19	$86,930,714
Fiscal 2021	$919,383	$663,962	(6)	$999,261	$734,461	(11)	$77.25	$117.41	$27,841,867

(1)      Information provided for last four fiscal years.

(2)      Michael Stein, Chief Executive Officer.

(3)      In Fiscal 2024, the compensation actually paid to Mr. Stein was lower than the total amount disclosed in the Summary Compensation Table in the amount of $1,956,750, due to the following:

(a)      A reduction in the amount of $2,125,000 relating to the fair market value of the grant, on August 1, 2024, of 125,000 restricted shares of Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $1,948,750 related to a grant in Fiscal 2024, of 125,000 restricted shares of Class B Common Stock having a fair market value at the end of Fiscal 2024 of $1,948,70 (based upon the closing price of our Class B Common Stock on December 31, 2024 (the last trading day of 2024) of $15.59); and

(c)      A deduction in the amount of $1,780,500 related to 90,000 unvested restricted shares of our Class B Common Stock granted prior to Fiscal 2024 that remained outstanding at the end of Fiscal 2024 with a fair market value of $1,403,100 (based upon the closing price of our Class B Common Stock on December 31, 2024 (the last trading day of 2024) of $15.59). In addition, (i) 30,000 restricted shares of our Class B Common Stock vested on February 10, 2024 having a fair market value of $554,700 based on the closing price of our Class B Common Stock on February 9, 2024 (as February 10, 2024 was not a trading day) of $18.49; and (ii) 30,000 restricted shares of our Class B Common Stock vested on August 3, 2024 having a fair market value of $481,200 (based on the closing price of our Class B Common Stock on August 2, 2024 (as August 3, 2024 was not a trading day) of $16.04). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2024 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2024 relating to awards granted prior to Fiscal 2024 was $2,439,000. Such shares had a fair market value at the end of Fiscal 2023 of $4,219,500 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). Therefore, the difference in fair market value was a negative $1,780,500.

(d)      The value of the grants to Mr. Stein in Fiscal 2023 of (i) 10 restricted shares of common stock of Genie Solar, which represents 1% of the outstanding common stock of Genie Solar that vested as to 3.33 shares on March 8, 2024 and (ii) a 1% restricted interest in Diversegy, LLC that vested as to one-third of the grant on December 22, 2024, were valued at the time of the grants. The Company has not undertaken any updated valuation of those interests, and therefore, for purposes of this table, the Company has assumed there hasn’t been a change of value to be reflected.

(4)      In Fiscal 2023, the compensation actually paid to Mr. Stein was higher than the total amount disclosed in the Summary Compensation Table in the amount of $2,948,708, due to the following:

(a)      A reduction in the amount of $1,271,250 relating to the fair market value of the grant on May 23, 2023 of 90,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $2,531,700 related to a grant in Fiscal 2023, of 90,000 Restricted Stock having a fair market value at the end of Fiscal 2023 of $2,531,700 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13); and

(c)      An increase in the amount of $1,688,258 related to 60,000 restricted shares of our Class B Common Stock granted prior to Fiscal 2023 that remained outstanding at the end of Fiscal 2023 with a fair market value of $1,687,800 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). In addition, (i) 52,448 restricted shares of our Class B Common Stock vested on November 4, 2023 having a fair market value of $1,064,170 (based on the closing price of our Class B Common Stock on November 3, 2023 (as November 4, 2023 was not a trading day) of $20.29); and (ii) 30,000 restricted shares of our Class B Common Stock vested on August 3, 2023 having a fair market value of $409,200 (based on the closing price of our Class B Common Stock on August 3, 2023 of $13.64). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of unvested shares of our Class B Common

Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $3,161,170. Such shares had a fair market value at the end of Fiscal 2022 of $1,472,912 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34). Therefore, the difference in fair market value was $1,688,258.

(d)      The value of the grants to Mr. Stein in Fiscal 2023 of (i) 10 restricted shares of common stock of Genie Solar, which represents 1% of the outstanding common stock of Genie Solar and (ii) a 1% restricted interest in Diversegy, LLC, were valued at the time of the grants and assumed to not have changed value at the end of Fiscal 2023 and as to grant in Diversegy at the time of vesting of one-third of the restricted interest.

(5)      In Fiscal 2022, the compensation actually paid to Mr. Stein was lower than the total amount disclosed in the Summary Compensation Table in the amount of $406,121, due to the following:

(a)      A reduction in the amount of $930,600, as in Fiscal 2022, Mr. Stein was granted 90,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2022 of $930,600 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34); and

(b)      An increase in the amount of $524,479 as 52,448 unvested restricted shares of our Class B Common Stock relating to awards granted prior to Fiscal 2022 remained outstanding at the end of Fiscal 2022 with a fair market value of $542,312 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34). In addition, 52,448 restricted shares of our Class B Common Stock vested on November 4, 2022 having a fair market value of $566,438 (based on the closing price of our Class B Common Stock on November 4, 2022 of $10.80). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2022 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2022 relating to awards granted prior to Fiscal 2022 was $1,108,750. Such shares had a fair market value at the end of Fiscal 2021 of $584,271 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57). Therefore, the difference in fair market value was $524,479.

(6)      In Fiscal 2021, the compensation actually paid to Mr. Stein was lower than the total amount disclosed in the Summary Compensation Table in the amount of $255,421, due to the following:

(a)      104,896 restricted shares of our Class B Common Stock relating to awards granted prior to Fiscal 2021 remained outstanding at the end of Fiscal 2021 with a fair market value of $584,271 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57). In addition, 52,448 restricted shares of our Class B Common Stock vested on November 4, 2021 having a fair market value of $294,758 (based on the closing price of our Class B Common Stock on November 4, 2021 of $5.62). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2021 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2021 relating to awards granted prior to Fiscal 2021 was $879,029. Such shares had a fair market value at the end of Fiscal 2020 of $1,134,450 (based upon the closing price of our Class B Common Stock on December 31, 2020 (the last trading day of 2020) of $7.21). Therefore, the difference in fair market value was a negative $255,421.

(7)      Avi Goldin, Chief Financial Officer.

(8)      In Fiscal 2024, the compensation actually paid to Mr. Goldin was lower than the total amount disclosed in the Summary Compensation Table in the amount of $815,032, due to the following:

(a)      A reduction in the amount of $545,700 relating to the fair market value of the grant on August 1, 2024 of 32,100 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $500,439 related to a grant in Fiscal 2024, of 32,100 restricted shares of Class B Common Stock having a fair market value at the end of Fiscal 2024 of $843,900 (based upon the closing price of our Class B Common Stock on December 31, 2024 (the last trading day of 2024) of $15.59); and

(c)      A deduction in the amount of $769,771 related to 30,000 restricted shares of our Class B Common Stock granted prior to Fiscal 2024 that remained outstanding at the end of Fiscal 2024 with a fair market value of $467,700 (based upon the closing price of our Class B Common Stock on December 29, 2024 (the last trading day of 2024) of $15.59). In addition, (i) 10,000 restricted shares of our Class B Common Stock vested on February 10, 2024 having a fair market value of $184,900 (based on the closing price of our Class B Common Stock on February 9, 2024 (as February 10, 2024 was not a trading day) of $18.49); and (ii) 24,580 restricted shares of our Class B Common Stock vested on August 3, 2024 having a fair market value of $394,263 (based on the closing price of our Class B Common Stock on August 2, 2024(as August 3, 2024 was not a trading day) of $16.04). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2024 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2024 relating to awards granted prior to Fiscal 2024 was $1,046,864. Such shares had a fair market value at the end of Fiscal 2024 of $1,816,635 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). Therefore, the difference in fair market value was a negative $769,771.

(d)      The value of the grant to Mr. Goldin in Fiscal 2023 of 25 restricted shares of common stock of Genie Solar, which represents 2.5% of the outstanding common stock of Genie Solar was valued at the time of the grant that vested as to 8.33 shares on March 8, 2024, were valued at the time of the grant. The Company has not undertaken any updated valuation of the interest, and therefore, for purposes of this table, the Company has assumed there hasn’t been a change of value to be reflected.

(9)      In Fiscal 2023, the compensation actually paid to Mr. Goldin was higher than the total amount disclosed in the Summary Compensation Table in the amount of $1,116,442, due to the following:

(a)      A reduction in the amount of $423,750 relating to the fair market value of the grant on May 11, 2023 of 30,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $843,900 related to a grant in Fiscal 2023, of 30,000 restricted shares of Class B Common Stock having a fair market value at the end of Fiscal 2023 of $843,900 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13); and

(c)      An increase in the amount of $696,292 related to 34,580 restricted shares of our Class B Common Stock granted prior to Fiscal 2023 that remained outstanding at the end of Fiscal 2023 with a fair market value of $972,735 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). In addition, 24,580 restricted shares of our Class B Common Stock vested on August 3, 2023 having a fair market value of $335,271 (based on the closing price of our Class B Common Stock on August 3, 2023 of $13.64). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $1,308,006. Such shares had a fair market value at the end of Fiscal 2022 of $611,714 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.3)4. Therefore, the difference in fair market value was $696,292.

(d)      The value of the grant to Mr. Goldin in Fiscal 2023 of 25 restricted shares of common stock of Genie Solar, which represents 2.5% of the outstanding common stock of Genie Solar was valued at the time of the grant and assumed to not have changed value by the end of Fiscal 2023.

(10)    In Fiscal 2022, the compensation actually paid to Mr. Goldin was lower than the total amount disclosed in the Summary Compensation Table in the amount of $110,017, due to the following:

(a)      A reduction in the amount of $310,200 as in Fiscal 2022, Mr. Goldin was granted 30,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2022 of $310,200 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34); and

(b)      An increase in the amount of $200,183 as 29,160 restricted shares of our Class B Common Stock relating to awards granted prior to Fiscal 2022 remained outstanding at the end of Fiscal 2022 with a fair market value of $301,514 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34). In addition, 14,580 restricted shares of our Class B Common Stock vested on August 3, 2022 having a fair market value of $142,301 (based on the closing price of our Class B Common Stock on August 3, 2022 of $9.76). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2022 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2022 relating to awards granted prior to Fiscal 2022 was $443,815. Such shares had a fair market value at the end of Fiscal 2021 of $243,632 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57). Therefore, the difference in fair market value was $200,183.

(11)    In Fiscal 2021, the compensation actually paid to Mr. Goldin was lower than the total amount disclosed in the Summary Compensation Table in the amount of $264,800, due to the following:

(a)      A reduction in the amount of $243,632 as in Fiscal 2021, Mr. Goldin was granted 43,740 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2021 of $243,632 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57); and

(b)      A deduction in the amount of $21,168 as 16,036 restricted shares of our Class B Common Stock vested on August 1, 2021 having a fair market value of $94,452 (based on the closing price of our Class B Common Stock on July 30, 2021 (August 1, 2021 was a non-trading day) of $5.89). Such shares had a fair market value at the end of Fiscal 2020 of $115,620 (based upon the closing price of our Class B Common Stock on December 31, 2020 (the last trading day of 2020) of $7.21). Therefore, the difference in fair market value was a negative $21,168.

(12)    Calculated based on a hypothetical $100 investment beginning at market close on December 31, 2020.

(13)    Calculated based on a hypothetical $100 investment beginning at market close on December 31, 2020 in the Dow Jones US Utility.

[1]	Information provided for last four fiscal years.
[2]	Michael Stein, Chief Executive Officer.
[3]	In Fiscal 2024, the compensation actually paid to Mr. Stein was lower than the total amount disclosed in the Summary Compensation Table in the amount of $1,956,750, due to the following:

(a)      A reduction in the amount of $2,125,000 relating to the fair market value of the grant, on August 1, 2024, of 125,000 restricted shares of Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $1,948,750 related to a grant in Fiscal 2024, of 125,000 restricted shares of Class B Common Stock having a fair market value at the end of Fiscal 2024 of $1,948,70 (based upon the closing price of our Class B Common Stock on December 31, 2024 (the last trading day of 2024) of $15.59); and

(c)      A deduction in the amount of $1,780,500 related to 90,000 unvested restricted shares of our Class B Common Stock granted prior to Fiscal 2024 that remained outstanding at the end of Fiscal 2024 with a fair market value of $1,403,100 (based upon the closing price of our Class B Common Stock on December 31, 2024 (the last trading day of 2024) of $15.59). In addition, (i) 30,000 restricted shares of our Class B Common Stock vested on February 10, 2024 having a fair market value of $554,700 based on the closing price of our Class B Common Stock on February 9, 2024 (as February 10, 2024 was not a trading day) of $18.49; and (ii) 30,000 restricted shares of our Class B Common Stock vested on August 3, 2024 having a fair market value of $481,200 (based on the closing price of our Class B Common Stock on August 2, 2024 (as August 3, 2024 was not a trading day) of $16.04). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2024 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2024 relating to awards granted prior to Fiscal 2024 was $2,439,000. Such shares had a fair market value at the end of Fiscal 2023 of $4,219,500 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). Therefore, the difference in fair market value was a negative $1,780,500.

(d)      The value of the grants to Mr. Stein in Fiscal 2023 of (i) 10 restricted shares of common stock of Genie Solar, which represents 1% of the outstanding common stock of Genie Solar that vested as to 3.33 shares on March 8, 2024 and (ii) a 1% restricted interest in Diversegy, LLC that vested as to one-third of the grant on December 22, 2024, were valued at the time of the grants. The Company has not undertaken any updated valuation of those interests, and therefore, for purposes of this table, the Company has assumed there hasn’t been a change of value to be reflected.

[4]	In Fiscal 2023, the compensation actually paid to Mr. Stein was higher than the total amount disclosed in the Summary Compensation Table in the amount of $2,948,708, due to the following:

(a)      A reduction in the amount of $1,271,250 relating to the fair market value of the grant on May 23, 2023 of 90,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $2,531,700 related to a grant in Fiscal 2023, of 90,000 Restricted Stock having a fair market value at the end of Fiscal 2023 of $2,531,700 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13); and

(c)      An increase in the amount of $1,688,258 related to 60,000 restricted shares of our Class B Common Stock granted prior to Fiscal 2023 that remained outstanding at the end of Fiscal 2023 with a fair market value of $1,687,800 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). In addition, (i) 52,448 restricted shares of our Class B Common Stock vested on November 4, 2023 having a fair market value of $1,064,170 (based on the closing price of our Class B Common Stock on November 3, 2023 (as November 4, 2023 was not a trading day) of $20.29); and (ii) 30,000 restricted shares of our Class B Common Stock vested on August 3, 2023 having a fair market value of $409,200 (based on the closing price of our Class B Common Stock on August 3, 2023 of $13.64). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of unvested shares of our Class B Common

Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $3,161,170. Such shares had a fair market value at the end of Fiscal 2022 of $1,472,912 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34). Therefore, the difference in fair market value was $1,688,258.

(d)      The value of the grants to Mr. Stein in Fiscal 2023 of (i) 10 restricted shares of common stock of Genie Solar, which represents 1% of the outstanding common stock of Genie Solar and (ii) a 1% restricted interest in Diversegy, LLC, were valued at the time of the grants and assumed to not have changed value at the end of Fiscal 2023 and as to grant in Diversegy at the time of vesting of one-third of the restricted interest.

[5]	In Fiscal 2022, the compensation actually paid to Mr. Stein was lower than the total amount disclosed in the Summary Compensation Table in the amount of $406,121, due to the following:

(a)      A reduction in the amount of $930,600, as in Fiscal 2022, Mr. Stein was granted 90,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2022 of $930,600 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34); and

(b)      An increase in the amount of $524,479 as 52,448 unvested restricted shares of our Class B Common Stock relating to awards granted prior to Fiscal 2022 remained outstanding at the end of Fiscal 2022 with a fair market value of $542,312 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34). In addition, 52,448 restricted shares of our Class B Common Stock vested on November 4, 2022 having a fair market value of $566,438 (based on the closing price of our Class B Common Stock on November 4, 2022 of $10.80). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2022 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2022 relating to awards granted prior to Fiscal 2022 was $1,108,750. Such shares had a fair market value at the end of Fiscal 2021 of $584,271 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57). Therefore, the difference in fair market value was $524,479.

[6]	In Fiscal 2021, the compensation actually paid to Mr. Stein was lower than the total amount disclosed in the Summary Compensation Table in the amount of $255,421, due to the following:

(a)      104,896 restricted shares of our Class B Common Stock relating to awards granted prior to Fiscal 2021 remained outstanding at the end of Fiscal 2021 with a fair market value of $584,271 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57). In addition, 52,448 restricted shares of our Class B Common Stock vested on November 4, 2021 having a fair market value of $294,758 (based on the closing price of our Class B Common Stock on November 4, 2021 of $5.62). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2021 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2021 relating to awards granted prior to Fiscal 2021 was $879,029. Such shares had a fair market value at the end of Fiscal 2020 of $1,134,450 (based upon the closing price of our Class B Common Stock on December 31, 2020 (the last trading day of 2020) of $7.21). Therefore, the difference in fair market value was a negative $255,421.

[7]	Avi Goldin, Chief Financial Officer.
[8]	In Fiscal 2024, the compensation actually paid to Mr. Goldin was lower than the total amount disclosed in the Summary Compensation Table in the amount of $815,032, due to the following:

(a)      A reduction in the amount of $545,700 relating to the fair market value of the grant on August 1, 2024 of 32,100 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $500,439 related to a grant in Fiscal 2024, of 32,100 restricted shares of Class B Common Stock having a fair market value at the end of Fiscal 2024 of $843,900 (based upon the closing price of our Class B Common Stock on December 31, 2024 (the last trading day of 2024) of $15.59); and

(c)      A deduction in the amount of $769,771 related to 30,000 restricted shares of our Class B Common Stock granted prior to Fiscal 2024 that remained outstanding at the end of Fiscal 2024 with a fair market value of $467,700 (based upon the closing price of our Class B Common Stock on December 29, 2024 (the last trading day of 2024) of $15.59). In addition, (i) 10,000 restricted shares of our Class B Common Stock vested on February 10, 2024 having a fair market value of $184,900 (based on the closing price of our Class B Common Stock on February 9, 2024 (as February 10, 2024 was not a trading day) of $18.49); and (ii) 24,580 restricted shares of our Class B Common Stock vested on August 3, 2024 having a fair market value of $394,263 (based on the closing price of our Class B Common Stock on August 2, 2024(as August 3, 2024 was not a trading day) of $16.04). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2024 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2024 relating to awards granted prior to Fiscal 2024 was $1,046,864. Such shares had a fair market value at the end of Fiscal 2024 of $1,816,635 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). Therefore, the difference in fair market value was a negative $769,771.

(d)      The value of the grant to Mr. Goldin in Fiscal 2023 of 25 restricted shares of common stock of Genie Solar, which represents 2.5% of the outstanding common stock of Genie Solar was valued at the time of the grant that vested as to 8.33 shares on March 8, 2024, were valued at the time of the grant. The Company has not undertaken any updated valuation of the interest, and therefore, for purposes of this table, the Company has assumed there hasn’t been a change of value to be reflected.

[9]	In Fiscal 2023, the compensation actually paid to Mr. Goldin was higher than the total amount disclosed in the Summary Compensation Table in the amount of $1,116,442, due to the following:

(a)      A reduction in the amount of $423,750 relating to the fair market value of the grant on May 11, 2023 of 30,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $843,900 related to a grant in Fiscal 2023, of 30,000 restricted shares of Class B Common Stock having a fair market value at the end of Fiscal 2023 of $843,900 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13); and

(c)      An increase in the amount of $696,292 related to 34,580 restricted shares of our Class B Common Stock granted prior to Fiscal 2023 that remained outstanding at the end of Fiscal 2023 with a fair market value of $972,735 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). In addition, 24,580 restricted shares of our Class B Common Stock vested on August 3, 2023 having a fair market value of $335,271 (based on the closing price of our Class B Common Stock on August 3, 2023 of $13.64). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $1,308,006. Such shares had a fair market value at the end of Fiscal 2022 of $611,714 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.3)4. Therefore, the difference in fair market value was $696,292.

(d)      The value of the grant to Mr. Goldin in Fiscal 2023 of 25 restricted shares of common stock of Genie Solar, which represents 2.5% of the outstanding common stock of Genie Solar was valued at the time of the grant and assumed to not have changed value by the end of Fiscal 2023.

[10]	In Fiscal 2022, the compensation actually paid to Mr. Goldin was lower than the total amount disclosed in the Summary Compensation Table in the amount of $110,017, due to the following:

(a)      A reduction in the amount of $310,200 as in Fiscal 2022, Mr. Goldin was granted 30,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2022 of $310,200 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34); and

(b)      An increase in the amount of $200,183 as 29,160 restricted shares of our Class B Common Stock relating to awards granted prior to Fiscal 2022 remained outstanding at the end of Fiscal 2022 with a fair market value of $301,514 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34). In addition, 14,580 restricted shares of our Class B Common Stock vested on August 3, 2022 having a fair market value of $142,301 (based on the closing price of our Class B Common Stock on August 3, 2022 of $9.76). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2022 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2022 relating to awards granted prior to Fiscal 2022 was $443,815. Such shares had a fair market value at the end of Fiscal 2021 of $243,632 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57). Therefore, the difference in fair market value was $200,183.

[11]	In Fiscal 2021, the compensation actually paid to Mr. Goldin was lower than the total amount disclosed in the Summary Compensation Table in the amount of $264,800, due to the following:

(a)      A reduction in the amount of $243,632 as in Fiscal 2021, Mr. Goldin was granted 43,740 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2021 of $243,632 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57); and

(b)      A deduction in the amount of $21,168 as 16,036 restricted shares of our Class B Common Stock vested on August 1, 2021 having a fair market value of $94,452 (based on the closing price of our Class B Common Stock on July 30, 2021 (August 1, 2021 was a non-trading day) of $5.89). Such shares had a fair market value at the end of Fiscal 2020 of $115,620 (based upon the closing price of our Class B Common Stock on December 31, 2020 (the last trading day of 2020) of $7.21). Therefore, the difference in fair market value was a negative $21,168.

[12]	Calculated based on a hypothetical $100 investment beginning at market close on December 31, 2020.
[13]	Calculated based on a hypothetical $100 investment beginning at market close on December 31, 2020 in the Dow Jones US Utility.